Share based compensation - Restricted Stock Units Narrative (Details)					1 Months Ended							12 Months Ended
		Dec. 31, 2015 $ / shares shares	Nov. 07, 2013 $ / shares shares	Oct. 01, 2013 $ / shares shares	Dec. 31, 2016 $ / shares shares	Apr. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	May 31, 2015 $ / shares shares	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 30, 2010	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Jun. 30, 2016 $ / shares	May 31, 2016 $ / shares	Dec. 30, 2015 $ / shares	May 10, 2005 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											12 months
Common shares, par value (in dollars per share) | $ / shares					$ 2.00							$ 2.00	$ 2.00		$ 2.00	$ 2.00		$ 2
North Atlantic Drilling
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split conversion ratio		0.1					0.1
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												3 years
Number of shares authorized (in shares)		909,970		373,700			909,970			162,560				909,970
Weighted average grant date fair value (in currency per share) | $ / shares				$ 46.07	$ 3.81	$ 3.82	$ 3.67	$ 11.91		$ 11.00
Shares granted (in shares)					2,282,500	2,066,658		28,000				0	4,349,158	937,970
Restricted Stock Units (RSUs) | North Atlantic Drilling
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		1,478,500	278,778				1,478,500							1,478,500
Weighted average grant date fair value (in currency per share) | $ / shares			$ 96.50		$ 3.62	$ 2.95	$ 3.70		$ 14.10
Shares granted (in shares)					152,000	118,653			109,219			0	270,653	1,587,719
Common shares, par value (in dollars per share) | $ / shares		$ 0.10					$ 0.10							$ 0.10			$ 5.00
Adjustment (in shares)	[1]						1,571,250					0	0	1,571,251

[1]	Adjustment relates to NADL's reverse stock split in December 2015, as discussed above.